INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2021
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

NOTE 9 — INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	Investments in	Investments in	Investments in
	North America	South America	Special Steel	Others	Total
Balance as of January 1, 2019	301,272	701,233	213,899	151,398	1,367,802
Equity in earnings	(111,637)	66,468	6,779	21,340	(17,050)
Other comprehensive income	28,182	21,282	3,523	2,051	55,038
Capital increase	463,990	—	—	7,000	470,990
Capital reduction	—	(20,344)			(20,344)
Dividends/Interest on equity	—	(20,247)	—	(23,790)	(44,037)
Balance as of December 31, 2019	681,807	748,392	224,201	157,999	1,812,399
Equity in earnings	23,494	99,913	8,900	20,262	152,569
Other comprehensive income	165,479	195,286	(1,949)	—	358,816
Capital increase	42,782	-	—	—	42,782
Dividends/Interest on equity	(5,223)	(67,546)	—	(22,168)	(94,937)
Balance as of December 31, 2020	908,339	976,045	231,152	156,093	2,271,629
Equity in earnings	279,948	268,291	28,831	(13,912)	563,158
Other comprehensive income	173,934	52,278	710	(1,415)	225,507
Capital increase	—	—	—	27,500	27,500
Capital decrease	—	(141,095)	—	—	(141,095)
Results in operations with subsidiary and joint ventures (note 3.4)	511,514	—	—	—	511,514
Dividends/Interest on equity	(2,460)	(84,186)	(9,025)	(21,767)	(117,438)
Balance as of December 31, 2021	1,871,275	1,071,333	251,668	146,499	3,340,775